Long-Term Debt and Other Financial Liabilities, Squireship Huarong Bareboat Charter Arrangement (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Installment	Dec. 31, 2025 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 69,196	$ 47,901
Squireship Huarong Bareboat Charter Arrangement [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 15,625
Number of consecutive payment installments | Installment	15
Frequency of periodic payment	quarterly
Installment payment	$ 475
Purchase obligation	$ 8,500
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	usea:TermSecuredOvernightFinancingRateSOFRMember
Margin on variable rate	2.15%